Income Tax Expense - Schedule of Current and Deferred Expenses (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Expense
Current tax : Current year (recovery) expense
Current income tax (recovery) expense
Deferred income tax : Current year (recovery) expense
Deferred income tax (recovery) expense